UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – November 30, 2012

Item 1: Reports to Shareholders

Annual Report | November 30, 2012
Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

> For the 12 months ended November 30, 2012, Vanguard New York Tax-Exempt Money Market Fund returned 0.03%, a consequence of the Federal Reserve’s low-interest rate policy.

> Vanguard New York Long-Term Tax-Exempt Fund returned almost 11%, outpacing its benchmark index but lagging the average return of peers.

> Investor demand for New York state and local government bonds was strong even as issuers struggled to balance their budgets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
New York Tax-Exempt Money Market Fund.	12
New York Long-Term Tax-Exempt Fund.	31
About Your Fund’s Expenses.	67
Glossary.	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.03%	0.05%	0.03%	0.00%	0.03%
New York Tax-Exempt Money Market Funds
Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	1.70%	2.87%	3.77%	7.03%	10.80%
Admiral™ Shares	1.78	3.00	3.86	7.03	10.89
Barclays NY Municipal Bond Index					9.38
New York Municipal Debt Funds Average					11.97
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2011, Through November 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	$11.24	$12.03	$0.405	$0.000
Admiral Shares	11.24	12.03	0.414	0.000

Chairman’s Letter

Dear Shareholder,

Vanguard New York Long-Term Tax Exempt Fund returned 10.80% for Investor Shares and 10.89% for Admiral Shares for the 12 months ended November 30, 2012. The fund outpaced its benchmark, the Barclays New York Municipal Bond Index, which returned 9.38%.

The fund’s portfolio was nevertheless more conservatively positioned in terms of maturity and credit quality than many of its peers. While that has proven to be an advantage in more risk-averse times, this year the fund lagged the 11.97% average return of its peer group.

The fund’s performance was strong from a historical perspective, but keep in mind that, for reasons I’ll discuss later in this letter, we anticipate a more challenging environment for both municipal and taxable bond investors in coming years.

The New York Tax-Exempt Money Market Fund, meanwhile, returned 0.03% for the period as short-term interest rates hovered just above zero.

As demand for municipal bonds drove prices higher, yields fell. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund fell to 1.70% as of November 30, 2012, from 2.69% a year earlier. The 7-day SEC yield of the Money Market Fund, which invests in short-term securities, inched up to 0.03% from 0.01% 12 months earlier.

As you know, the Eastern United States was battered by Hurricane Sandy, with parts of New York State among the hardest-hit. We are obviously deeply concerned for the people affected. At the same time, we are confident in the long-term financial resiliency of the region and hope that, with aid from federal and state governments, the area will benefit from the expected economic stimulus produced by the rebuilding effort. Our credit analysis staff is monitoring the situation very closely.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds notched solid results, but challenges lie ahead
The broad U.S. taxable bond market returned more than 5% for the 12 months. Municipal bonds performed robustly, with returns of about 10%.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.51%	5.68%	6.04%
Barclays Municipal Bond Index (Broad tax-exempt market)	10.17	7.13	6.23
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.50

Stocks
Russell 1000 Index (Large-caps)	16.19%	11.63%	1.57%
Russell 2000 Index (Small-caps)	13.09	13.85	2.82
Russell 3000 Index (Broad U.S. market)	15.95	11.80	1.67
MSCI All Country World Index ex USA (International)	11.65	3.41	-3.84

CPI
Consumer Price Index	1.76%	2.10%	1.84%

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards. After years of relatively high bond returns, investors shouldn’t be surprised if future results are much more modest. The low yields mean the opportunity for similarly strong returns has diminished.

As it has since late 2008, the Federal Reserve held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts. Shortly after the fiscal year closed, the Fed announced that it would not boost interest rates until unemployment fell to 6.5% or lower, provided the long-term inflation outlook remains around 2% or less. Based on current Fed economic projections, short-term interest rates are expected to remain near zero into 2015.

Stocks weathered turbulence to record a healthy advance
Global stock markets seesawed through the 12 months ended November 30, ultimately finishing with double-digit gains. U.S. stocks led the way, returning about 16%, followed by European and emerging markets stocks. Stocks in the developed markets of the Pacific region had the smallest return but still rose about 10%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.17%	—	0.30%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.02

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.15%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011. The expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

The gains masked a significant level of apprehension during the period, with investors concerned about U.S. economic growth and the finances of European governments and banks. Worries about Europe, in particular, flared up in the spring and then quieted in the summer. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles aren’t resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

As the period drew to a close soon after the U.S. elections, attention to the United States’s considerable budgetary challenges intensified. The near-term focus on the “fiscal cliff” led to unsettling headlines and nervousness in the markets. But it also sparked serious debate about spending and tax policy options, and such attention could prove a first step to a long-term solution that resolves the nation’s fiscal imbalance and opens the way for growth.

Investors’ search for yield helped boost muni returns
New York has been struggling with many of the same postrecession economic challenges as the rest of the country. As the chart on page 6 illustrates, the pace of growth of total tax collection for the state has softened in recent quarters. However,

Total Returns
Ten Years Ended November 30, 2012

Average
Annual Return
New York Tax-Exempt Money Market Fund	1.38%
New York Tax-Exempt Money Market Funds Average	1.08
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

New York Long-Term Tax-Exempt Fund Investor Shares	5.03%
Barclays NY Municipal Bond Index	5.36
New York Municipal Debt Funds Average	4.76
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

New York is one of the few states where payrolls have climbed above prerecession levels (although its unemployment rate was higher than the national level in October), a positive for revenues from personal income tax and sales tax.

On the cost side of the budget equation, state and local governments had little appetite to take on new capital projects. Many of these entities did, however, strengthen their finances by refinancing existing debt at today’s exceptionally low interest rates. The result was a significant rise in total New York tax-exempt bond issuance for the 12-month period, but much of it represented refinancing activity.

Despite the financial challenges facing New York state and local governments, demand for municipal bonds ran high. Part of the reason was limited net new supply, which the Advisor’s Report discusses in more detail. Muni returns

Investment insight
An unclear tax collection picture keeps state issuers cautious
After a steep falloff associated with the financial crisis in 2009–2010, tax revenue for the states rebounded. Tax collections for the states as a whole and for New York have been rising since then, but the pace of recovery has slowed recently. The difficult revenue picture has generally produced “austerity” budgets, and state governments have become very selective in the bonds they issue to finance expenditures for capital improvements and general spending.

Year-over-year percentage change (rolling four quarters) in tax collections

All states average
New York

Sources: Vanguard and The Nelson A. Rockefeller Institute of Government.

were also attractive compared with those of U.S. Treasury bonds. Especially in favor with yield-hungry investors were bonds with longer maturities (despite the potential for sharp price declines should interest rates rise) and lower credit ratings (again, despite the potential for sharp price declines should investors rein in their appetite for riskier investments).

In this context, the New York Long-Term Tax Exempt Fund returned more than 10% for the 12-month period as its longer-maturity and lower-quality investment-grade bonds performed well. On the other hand, because many of its peers held even larger stakes of both, the fund lagged the average return of its peer group.

In terms of sectors, the Long-Term Fund’s holdings in essential service bonds performed better than those in the index. Typically issued to finance projects such as water and sewer facilities, these bonds benefit from an income stream dedicated to servicing debt and are therefore less affected by the economic cycle or fluctuations in general tax revenues.

Over the decade, the funds have surpassed their peers
As you know, in March we changed the New York Long-Term Tax-Exempt Fund’s benchmark from the national index to a state-specific one. For the ten years ended November 30, 2012, the bond fund’s average annual return of 5.03% trailed its new benchmark’s 5.36%.

While we keep an eye on benchmark indexes, our most important measure of relative success is how a fund performs compared with peers operating in the same market. Over the past ten years, both the Long-Term Fund and the Money Market Fund have delivered superior performance. The bond fund’s 5.03% average annual return compares with the 4.76% average return of its peers, and the Money Market Fund’s 1.38% with its peers’ 1.08%. These results reflect the skilled management of their investment advisor, Vanguard Fixed Income Group. The funds’ low cost profile helped as well.

Tune out the “noise”— always a good practice
Municipal bonds have been making headlines periodically since the financial crisis, with a handful of issuers filing for bankruptcy protection. But headlines can be flashier than the underlying reality. Such defaults aren’t necessarily unusual, but they represent only a tiny fraction of the dollar amount of the overall muni market (and typically occur among the types of bonds we steer away from).

Moreover, state and municipal debt burdens remain manageable relative to the size of their economies—and the last thing that issuers want is to default and have the door to the muni market closed to them by investors shunning future bond issues.

At Vanguard, our seasoned team of credit analysts continually monitors the underlying realities of the municipal bond market, independent of the hubbub generated by instant reactions to events or ratings assigned by credit rating agencies. Our analysts conduct in-depth reviews of securities we’re considering purchasing, and they keep an eye on changes in the credit quality of those already in our portfolios.

Returns from bonds, both municipal and taxable, have been impressive of late. But, as I mentioned, with current interest rates at very low levels, we anticipate future bond returns will be lower. I point this out to help set realistic expectations, not to encourage you to abandon a sensible bond allocation. Bonds have an important role to play in a portfolio because of the diversification benefits they provide.

Stepping back from the latest headlines or the latest returns and gaining some perspective before making a decision is a good practice for any investor, for any investment in any environment.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 13, 2012

Advisor’s Report

For the fiscal year ended November 30, 2012, Vanguard New York Tax-Exempt Money Market Fund returned 0.03%, compared with an average 0.00% return for peer-group funds. Vanguard New York Long-Term Tax-Exempt Fund returned 10.80% for Investor Shares and 10.89% for Admiral Shares. The Long-Term Fund outpaced its benchmark—Barclays New York Municipal Bond Index, which returned 9.38%—but lagged the 11.97% average return of its peers.

The investment environment
The fiscal period was marked by another round of untraditional Federal Reserve strategies aimed at lowering interest rates and spurring economic growth. Shortly before the fiscal year began, the Fed launched “Operation Twist,” a Treasury-bond-buying program intended to lower longer-term interest rates. The program was extended during the year and another bond-buying program was added that is aimed at lowering mortgage rates.

(Throughout the period, the Fed kept in place a three-year-old policy that has kept short-term yields, including those of securities purchased by Vanguard New York Tax-Exempt Money Market Fund, anchored at historic lows.) Then, shortly after the fiscal year ended, the central bank said that it would tie its monetary program to specific levels of employment improvement—an announcement aimed at making Fed decisions more transparent than they had been historically.

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2011	2012
2 years	0.42%	0.30%
5 years	1.12	0.64
10 years	2.22	1.47
30 years	3.84	2.47
Source: Vanguard.

In addition to lowering longer-term yields generally, the impact of the Fed’s policies can be seen in the “flattening” of the yield curve—the spectrum of yields from lowest to highest. For example, 30-year municipal bonds declined during the fiscal year by 1.37 percentage points to 2.47%, compared with a 0.75-percentage-point decline to 1.47% for 10-year bonds. The slide in yields helped boost bond prices and returns (prices and yields move in opposite directions).

New York state and local governments have been taking advantage of the lower interest rates to issue “refunding” bonds, designed to reduce debt costs. Nationally, even though about 20% more bonds were issued during fiscal 2012 than in the same period a year earlier (a 19% increase in New York), about 60% were earmarked for refunding, the highest ratio in at least 15 years. By contrast, bonds to finance new and upgraded infrastructure projects were issued more selectively by New York and other states as they wrestled with the effect on their budgets of the recession’s continuing legacy.

State and local governments typically lag in recovering from recessions as taxes from revived levels of income begin percolating through the system. But the depth of the Great Recession, the tribulations of the housing market, and the weaker-than-hoped-for pace of the national economic recovery have slowed the typical pattern even further. This has been the case for New York State and New York City, the biggest driver of the state economy. Overall, however, the state has been recovering from its 2009 economic low point somewhat more quickly than the nation, according to an index of state economic conditions published by the Federal Reserve Bank of Philadelphia. The state’s economy had grown by 8.5% through November 2012, compared with a 7.5% rise for the national economy.

Management of the funds
The strength of the New York municipal bond market during fiscal 2012 stemmed from several factors. The decline in yields, as we mentioned, helped boost prices and fund returns. So did an undersupply of new issues when compared with maturing bonds and other redemptions. Such a period of “net negative supply” made it challenging for us to execute our strategy, given how selective we are in the bonds that we add to our portfolios.

The reduced supply met strong demand from investors, who have become more comfortable with munis after many were spooked by unwarranted fears of system-wide problems in late 2010 and early 2011. In a scramble for yield as the Fed continued ratcheting down interest rates, many investors favored longer-term and high-yield bonds, which carry higher yields as compensation for their greater interest rate and credit risks. The relative valuation of municipal bonds was also attractive. Yields of 10-year munis, for example, stood roughly on a par with those of Treasuries of the same maturity; historically, their average annual yield is about 85% that for comparable Treasuries. Uncertainty over government tax policy also whetted investor demand.

Through careful bond selection—a team effort by portfolio managers, traders, and credit analysts—the fund surpassed its benchmark index. (The role of credit analysts, always important at Vanguard, has taken on a higher urgency as state and local governments have struggled in the aftermath of the recession.) We often found the best value among select longer-term bonds. We increased our holdings of mid-investment-grade—A-rated—bonds as well, by redeploying assets from higher credit quality bonds.

Non-recession-related events have also been influencing budgets. For example, litigation over the sale of taxicab medallions has cast some uncertainty over revenue expectations for New York City’s budget. And, of course, the region is rebuilding after Hurricane Sandy. State and federal aid is expected to help with the recovery, and we don’t anticipate that the disaster will have any long-term impact on our portfolio. At the state level, steps have been taken to better align outlays and revenue growth in its Medicaid and education programs and through local property tax caps. In another important long-term development, a few days after the fiscal year ended, ground was broken for Hudson Yards, the huge new neighborhood planned for Manhattan’s West Side. We have some of the project’s bonds in our portfolio.

Michael G. Kobs, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

December 18, 2012

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2012

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.03%
Average Weighted
Maturity	40 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2002, Through November 30, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Tax-Exempt Money Market
Fund	0.03%	0.57%	1.38%	$11,465
New York Tax-Exempt Money Market
Funds Average	0.00	0.43	1.08	11,139

New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2002, Through November 30, 2012
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2003	0.89%	0.53%
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00

7-day SEC yield (11/30/2012): 0.03%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.03%	0.68%	1.40%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
New York (100.6%)
Albany County NY BAN	1.000%	8/15/13	22,800	22,915
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC Project)
VRDO	0.170%	12/7/12 LOC	11,205	11,205
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.380%	12/7/12 LOC	65,000	65,000
Brookhaven NY Industrial Development Agency
Civic Facility Revenue (Methodist Retirement
Community Development Corp.) VRDO	0.170%	12/7/12 LOC	3,655	3,655
Buffalo NY Municipal Water System Revenue
VRDO	0.140%	12/7/12 LOC	9,100	9,100
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.180%	12/7/12 LOC	4,900	4,900
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.180%	12/7/12 LOC	4,765	4,765
Commack NY Union Free School District TAN	1.000%	6/27/13	31,000	31,138
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.180%	12/7/12 LOC	4,325	4,325
Erie County Fiscal Stability Authority BAN	1.000%	7/31/13	20,000	20,098
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.170%	12/7/12	17,350	17,350
Geneva NY Industrial Development Agency Civic
Facility Revenue (Colleges of the Seneca Project)
VRDO	0.180%	12/7/12 LOC	5,675	5,675
Half Hollow Hills NY Central School District TAN	1.000%	6/27/13	43,000	43,191
Hauppauge NY Union Free School District TAN	1.000%	6/21/13	23,000	23,098
Jericho NY Union Free School District TAN	1.000%	6/21/13	12,000	12,051
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.180%	12/3/12 (13)	17,835	17,835
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.160%	12/7/12 LOC	30,330	30,330

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System
Revenue VRDO	0.160%	12/3/12 LOC	14,000	14,000
Massapequa NY Union Free School District GO	2.000%	6/1/13	2,755	2,778
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.180%	12/7/12 LOC	3,760	3,760
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth College)
VRDO	0.180%	12/7/12 LOC	6,140	6,140
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	12/7/12	3,600	3,600
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	12/7/12	1,700	1,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.170%	12/7/12	22,200	22,200
New York City NY GO	3.000%	3/1/13	1,000	1,007
New York City NY GO	5.000%	3/1/13	1,000	1,012
New York City NY GO	5.500%	6/1/13 (Prere.)	7,560	7,760
New York City NY GO	2.500%	8/1/13	5,000	5,076
New York City NY GO	4.000%	8/1/13	3,000	3,075
New York City NY GO	5.000%	8/1/13 (ETM)	215	222
New York City NY GO	5.000%	8/1/13	1,430	1,475
New York City NY GO	5.000%	8/1/13	1,000	1,032
New York City NY GO	5.000%	8/1/13	1,000	1,032
New York City NY GO	5.000%	9/1/13 (ETM)	2,985	3,091
1 New York City NY GO TOB VRDO	0.170%	12/3/12 LOC	775	775
New York City NY GO VRDO	0.170%	12/3/12	4,850	4,850
New York City NY GO VRDO	0.170%	12/3/12	10,620	10,620
New York City NY GO VRDO	0.170%	12/3/12	10,300	10,300
New York City NY GO VRDO	0.170%	12/3/12	7,200	7,200
New York City NY GO VRDO	0.170%	12/3/12	9,025	9,025
New York City NY GO VRDO	0.170%	12/3/12	8,100	8,100
New York City NY GO VRDO	0.170%	12/3/12	400	400
New York City NY GO VRDO	0.180%	12/3/12 LOC	10,580	10,580
New York City NY GO VRDO	0.180%	12/3/12 LOC	8,890	8,890
New York City NY GO VRDO	0.140%	12/7/12 LOC	19,440	19,440
New York City NY GO VRDO	0.140%	12/7/12 LOC	3,500	3,500
New York City NY GO VRDO	0.160%	12/7/12 LOC	16,500	16,500
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.150%	12/7/12 LOC	31,370	31,370
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.170%	12/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.250%	6/28/13	6,640	6,640
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.180%	12/3/12	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.180%	12/7/12	10,955	10,955
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.220%	12/7/12	5,265	5,265
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.260%	12/7/12	16,380	16,380

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.160%	12/7/12 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.160%	12/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.160%	12/7/12 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.160%	12/7/12 LOC	11,950	11,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.170%	12/7/12	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.170%	12/7/12 LOC	2,500	2,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.160%	12/7/12 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.170%	12/7/12 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.160%	12/7/12 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.140%	12/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Revenue (Rivereast Apartments) VRDO	0.170%	12/7/12 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.170%	12/7/12 LOC	11,480	11,480
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.150%	12/7/12 LOC	2,900	2,900
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.180%	12/7/12 LOC	9,685	9,685
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.150%	12/7/12 LOC	14,765	14,765
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.160%	12/7/12	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.160%	12/7/12	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.160%	12/7/12	10,000	10,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	12/7/12	7,695	7,695
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.190%	12/7/12	3,600	3,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	12/3/12	3,900	3,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	12/3/12	17,300	17,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	12/3/12	795	795
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	12/3/12	2,525	2,525
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.180%	12/3/12	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	12/7/12	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	12/7/12	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.160%	12/7/12	10,000	10,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.150%	12/7/12	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.160%	12/7/12 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.190%	12/7/12	995	995
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	7,050	7,109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,185	4,220
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.160%	12/7/12	24,400	24,400
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	12/7/12	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.190%	12/7/12	9,330	9,330
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.190%	12/7/12	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.190%	12/7/12	6,085	6,085
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.160%	12/7/12	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.170%	12/3/12	1,755	1,755
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.150%	12/7/12	18,900	18,900

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.150%	12/7/12	44,290	44,290
New York City NY Transitional Finance Authority
Revenue	5.000%	2/1/13 (Prere.)	1,500	1,512
New York City NY Transitional Finance Authority
Revenue	5.000%	2/1/13 (Prere.)	1,000	1,008
New York City NY Transitional Finance Authority
Revenue	5.250%	2/1/13 (Prere.)	1,000	1,008
New York City NY Transitional Finance Authority
Revenue	5.250%	2/1/13 (Prere.)	9,385	9,464
New York City NY Transitional Finance Authority
Revenue	5.250%	8/1/13 (Prere.)	2,810	2,904
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.200%	12/3/12	800	800
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.150%	12/7/12 LOC	7,960	7,960
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.170%	12/3/12 LOC	4,375	4,375
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.150%	12/7/12 LOC	6,600	6,600
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.180%	12/7/12 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)	2.000%	4/1/13	2,980	2,997
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.150%	12/7/12	57,460	57,460
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.150%	12/7/12	40,100	40,100
New York City Transitional Finance Authority
Revenue	5.000%	8/1/13 (Prere.)	4,000	4,128
1 New York GO TOB VRDO	0.190%	12/7/12	14,710	14,710
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.170%	12/7/12 LOC	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	31,000	31,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	11,000	11,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	30,000	30,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax) TOB VRDO	0.160%	12/7/12 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.140%	12/7/12 LOC	25,390	25,390
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	12/7/12 LOC	13,265	13,265
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	12/7/12 LOC	28,300	28,300
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.170%	12/7/12	4,495	4,495

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue CP	0.170%	12/4/12 LOC	25,500	25,500
New York Metropolitan Transportation Authority
Revenue CP	0.170%	12/5/12 LOC	25,000	25,000
New York Metropolitan Transportation Authority
Revenue CP	0.210%	3/6/13 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.170%	12/7/12 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.150%	12/7/12 LOC	25,925	25,925
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/13	1,000	1,027
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.180%	12/7/12 LOC	9,800	9,800
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.180%	12/7/12 LOC	6,525	6,525
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.180%	12/7/12 LOC	14,200	14,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.180%	12/7/12 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.180%	12/7/12 LOC	4,080	4,080
New York State Dormitory Authority Revenue
(Columbia University) CP	0.190%	2/7/13	12,800	12,800
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.160%	12/7/12	9,305	9,305
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.130%	12/7/12	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.190%	1/15/13	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.190%	12/7/12	12,700	12,700
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.200%	12/7/12	3,335	3,335
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.150%	12/7/12	2,775	2,775
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.170%	12/7/12 LOC	4,565	4,565
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.240%	12/7/12 LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.150%	12/7/12 LOC	68,100	68,100
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.150%	12/7/12 LOC	2,095	2,095
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.180%	12/7/12 LOC	4,500	4,500
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.150%	12/7/12 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.150%	12/7/12 LOC	14,825	14,825

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.150%	12/7/12 LOC	13,515	13,515
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	12/15/12	3,000	3,004
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	2/15/13	3,000	3,017
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/13	7,195	7,266
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13 (Prere.)	1,000	1,014
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	6,965	7,061
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13 (Prere.)	1,300	1,318
New York State Dormitory Authority Revenue
(Personal Income Tax)	2.500%	8/15/13	26,795	27,228
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB PUT	0.300%	8/7/13	17,365	17,365
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.200%	12/3/12	11,775	11,775
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.170%	12/7/12	8,775	8,775
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.170%	12/7/12	6,800	6,800
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.190%	12/7/12	7,760	7,760
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.150%	12/7/12	11,100	11,100
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.160%	12/7/12	21,400	21,400
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.140%	12/7/12 LOC	16,000	16,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.160%	12/7/12 LOC	10,235	10,235
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.160%	12/7/12 LOC	10,000	10,000
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.190%	12/7/12	4,580	4,580
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.170%	12/7/12	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.170%	12/7/12	3,645	3,645
New York State Housing Finance Agency Housing
Revenue (10 Liberty Street) VRDO	0.140%	12/7/12 LOC	30,620	30,620
New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing) VRDO	0.170%	12/7/12 LOC	11,000	11,000
New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.140%	12/7/12 LOC	11,000	11,000
New York State Housing Finance Agency Housing
Revenue (80 DeKalb Avenue) VRDO	0.140%	12/7/12 LOC	6,570	6,570
New York State Housing Finance Agency Housing
Revenue (Avalon Bowery Place I) VRDO	0.140%	12/7/12 LOC	34,300	34,300

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Housing
Revenue (Avalon Chrystie Place I) VRDO	0.170%	12/7/12 LOC	7,000	7,000
New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.160%	12/7/12 LOC	20,800	20,800
New York State Housing Finance Agency Housing
Revenue (McCarthy Manor Apartments) VRDO	0.170%	12/7/12 LOC	6,800	6,800
New York State Housing Finance Agency Housing
Revenue (Saville) VRDO	0.160%	12/7/12 LOC	45,000	45,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.190%	12/1/12	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.190%	12/1/12	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.230%	5/1/13	4,000	4,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.230%	5/1/13	6,000	6,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.190%	12/3/12	8,800	8,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.200%	12/3/12	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.200%	12/3/12	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.200%	12/3/12	12,500	12,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.180%	12/7/12	8,500	8,500
New York State Power Authority Revenue CP	0.200%	12/18/12	5,280	5,280
New York State Power Authority Revenue PUT	0.200%	3/1/13	17,660	17,660
New York State Power Authority Revenue PUT	0.200%	3/1/13	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (Prere.)	1,500	1,525
New York State Thruway Authority Revenue
(Personal Income Tax)	3.000%	3/15/13	1,500	1,512
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	1,120	1,135
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	5,000	5,069
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	12/15/12	2,395	2,398
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/12	3,000	3,006
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/12	1,000	1,002
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/13	1,600	1,622
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.190%	12/7/12	8,910	8,910
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	12/7/12 LOC	32,555	32,555
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	12/7/12 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.170%	12/7/12	14,170	14,170

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York State Urban Development Corp.
Revenue (State Personal Income Tax Revenue)
TOB VRDO	0.200%	12/7/12	12,655	12,655
North Hempstead NY BAN	0.750%	10/4/13	25,529	25,634
1 Nuveen New York Quality Income Municipal Fund
VRDP VRDO	0.260%	12/7/12 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.260%	12/7/12 LOC	31,000	31,000
Onondaga County NY GO	2.000%	2/15/13	1,000	1,004
Onondaga County NY GO	4.000%	2/15/13	1,000	1,008
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.180%	12/7/12 LOC	8,145	8,145
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.180%	12/7/12 LOC	5,865	5,865
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.180%	12/7/12 LOC	6,135	6,135
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.150%	12/7/12 LOC	7,840	7,840
Orchard Park NY Central School District BAN	1.000%	12/14/12	6,000	6,001
Port Authority of New York & New Jersey
Revenue CP	0.210%	3/18/13	4,600	4,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	12/7/12	1,800	1,800
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	12/7/12	6,500	6,500
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project) VRDO	0.160%	12/7/12 LOC	6,145	6,145
Southampton NY Union Free School District TAN	1.000%	6/20/13	14,000	14,061
1 Suffolk County NY GO TOB VRDO	0.170%	12/7/12	3,265	3,265
1 Suffolk County NY GO TOB VRDO	0.190%	12/7/12	5,100	5,100
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony’s
High School) VRDO	0.130%	12/7/12 LOC	9,800	9,800
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.150%	12/7/12 LOC	4,115	4,115
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.150%	12/7/12 LOC	10,525	10,525
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.130%	12/7/12	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)
VRDO	0.130%	12/7/12	3,500	3,500
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.170%	12/7/12 LOC	26,600	26,600

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue (Ithaca College)
	VRDO	0.180%	12/7/12 LOC	17,500	17,500
1	Triborough Bridge & Tunnel Authority New York
	Revenue TOB VRDO	0.160%	12/7/12	4,950	4,950
1	Triborough Bridge & Tunnel Authority New York
	Revenue TOB VRDO	0.170%	12/7/12	2,660	2,660
1	Triborough Bridge & Tunnel Authority New York
	Revenue TOB VRDO	0.190%	12/7/12	10,030	10,030
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.160%	12/3/12 LOC	1,165	1,165
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.160%	12/3/12 LOC	1,350	1,350
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.160%	12/3/12 LOC	2,400	2,400
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.140%	12/7/12 LOC	5,000	5,000
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.140%	12/7/12 LOC	8,200	8,200
	Westchester County NY GO	3.000%	6/1/13	1,250	1,268
	Yorktown NY Central School District BAN	1.000%	7/25/13	4,808	4,829
					2,652,625
Total Tax-Exempt Municipal Bonds (Cost $2,652,625)					2,652,625
Other Assets and Liabilities (-0.6%)
Other Assets					16,234
Liabilities					(31,116)
					(14,882)
Net Assets (100%)
Applicable to 2,637,548,444 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,637,743
Net Asset Value Per Share					$1.00

At November 30, 2012, net assets consisted of:
					Amount
					($000)
Paid-in Capital					2,637,742
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					1
Net Assets					2,637,743

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $556,155,000, representing 21.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2012
($000)
Investment Income
Income
Interest	5,030
Total Income	5,030
Expenses
The Vanguard Group—Note B
Investment Advisory Services	465
Management and Administrative	3,027
Marketing and Distribution	791
Custodian Fees	35
Auditing Fees	23
Shareholders’ Reports	11
Trustees’ Fees and Expenses	2
Total Expenses	4,354
Expense Reduction—Note B	(231)
Net Expenses	4,123
Net Investment Income	907
Realized Net Gain (Loss) on Investment Securities Sold	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	906

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	907	1,864
Realized Net Gain (Loss)	(1)	20
Net Increase (Decrease) in Net Assets Resulting from Operations	906	1,884
Distributions
Net Investment Income	(907)	(1,864)
Realized Capital Gain	—	—
Total Distributions	(907)	(1,864)
Capital Share Transactions (at $1.00)
Issued	1,470,519	1,727,299
Issued in Lieu of Cash Distributions	886	1,810
Redeemed	(1,679,940)	(2,178,325)
Net Increase (Decrease) from Capital Share Transactions	(208,535)	(449,216)
Total Increase (Decrease)	(208,536)	(449,196)
Net Assets
Beginning of Period	2,846,279	3,295,475
End of Period	2,637,743	2,846,279

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.001	.004	.023
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0003	.001	.001	.004	.023
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.001)	(.004)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.001)	(.004)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.03%	0.06%	0.10%	0.36%	2.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,638	$2,846	$3,295	$3,917	$4,811
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.06%	0.10%	0.37%	2.29%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2012 and 0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2012, the fund had contributed capital of $363,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2012, Vanguard’s expenses were reduced by $231,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Tax-Exempt Money Market Fund

At November 30, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.70%	1.78%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	603	5,900	46,378
Yield to Maturity
(before expenses)	1.8%	1.7%	1.9%
Average Coupon	4.6%	4.9%	4.9%
Average Duration	5.9 years	5.8 years	6.1 years
Average Effective
Maturity	6.4 years	5.7 years	5.8 years
Short-Term
Reserves	6.4%	—	—

Volatility Measures
		Barclays
	Barclays NY	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.98	0.99
Beta	1.06	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity (% of portfolio)
Under 1 Year	8.5%
1 - 3 Years	12.0
3 - 5 Years	16.8
5 - 10 Years	57.8
10 - 20 Years	1.4
20 - 30 Years	3.3
Over 30 Years	0.2

Distribution by Credit Quality (% of portfolio)
AAA	20.2%
AA	49.2
A	24.9
BBB	4.5
BB	0.1
B	0.9
Not Rated	0.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2002, Through November 30, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt
Fund Investor Shares	10.80%	5.69%	5.03%	$16,334
Barclays NY Municipal Bond Index	9.38	6.11	5.36	16,860
New York Municipal Debt Funds
Average	11.97	5.61	4.76	15,922
Barclays Municipal Bond Index	10.17	6.23	5.45	17,005

New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	10.89%	5.77%	5.10%	$82,259
Barclays NY Municipal Bond Index	9.38	6.11	5.36	84,301
Barclays Municipal Bond Index	10.17	6.23	5.45	85,027

Fiscal-Year Total Returns (%): November 30, 2002, Through November 30, 2012
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.42%	2.78%	7.20%	6.81%
2004	4.29	-0.81	3.48	3.84
2005	4.27	-1.24	3.03	3.59
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	8.52%	5.45%	4.21%	0.30%	4.51%
Admiral Shares	5/14/2001	8.61	5.53	4.28	0.30	4.58

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (98.9%)
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,655
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
North Project)	5.375%	5/1/29 (12)	3,455	4,021
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
North Project)	5.500%	5/1/32 (12)	2,550	2,981
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
South Project)	5.375%	5/1/29 (12)	4,395	5,115
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
South Project)	5.500%	5/1/32 (12)	1,500	1,754
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
West Project)	5.375%	5/1/29 (12)	3,415	3,974
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/40 (4)	2,500	2,841
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/45	3,800	4,279
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,075	10,701
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	10,613
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	1,275	1,280
Erie County NY GO	5.000%	4/1/19	1,415	1,707
Erie County NY GO	5.000%	4/1/20	1,540	1,883
Erie County NY GO	5.000%	4/1/21	1,645	2,025
Erie County NY GO	5.000%	4/1/22	1,630	2,021
Erie County NY GO	5.000%	4/1/23	1,000	1,229

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY GO	5.000%	4/1/24	750	914
Erie County NY GO	5.000%	4/1/25	560	679
Erie County NY GO	5.000%	4/1/26	700	846
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,846
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,384
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,510	3,780
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	4,450	5,339
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	3,500	4,425
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	8,129
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,371
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,550
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/26	2,115	2,582
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.170%	12/7/12	2,900	2,900
Erie Tobacco Asset Securitization Corp. Tobacco
Settlement New York Revenue	5.000%	6/1/45	1,000	798
Freeport NY GO	5.000%	1/15/21	2,175	2,638
Freeport NY GO	5.000%	1/15/22	2,265	2,763
Freeport NY GO	5.000%	1/15/23	2,335	2,800
Freeport NY GO	5.000%	1/15/24	2,540	3,052
Geneva NY Industrial Development Agency Civic
Facility Revenue (Colleges of the Seneca Project)
VRDO	0.180%	12/7/12 LOC	980	980
Hempstead NY GO	4.000%	1/15/13	1,500	1,507
Hempstead NY GO	3.000%	4/15/13	5,070	5,126
Hempstead NY GO	4.000%	8/15/13	1,000	1,028
Hempstead NY GO	5.000%	1/15/14	1,740	1,835
Hempstead NY GO	3.000%	4/15/14	5,155	5,357
Hempstead NY GO	5.000%	1/15/15	1,000	1,101
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,418
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,278
Hempstead NY Local Development Corp. Revenue
(Hofstra University)	5.000%	7/1/28	1,300	1,526

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp. Revenue
(Hofstra University)	5.000%	7/1/41	1,000	1,132
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	9,000	9,470
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	18,100	19,750
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	10,912
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	5,000	5,855
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,000	12,147
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	18,429
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,472
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	4,760	5,335
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	14,863
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	10,551
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,559
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,200	8,337
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	1,000	1,140
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.180%	12/7/12 LOC	5,085	5,085
Monroe County NY Industrial Development Agency
School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/15	2,000	2,204
Monroe County NY Industrial Development Agency
School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/21	3,815	4,756
Monroe County NY Industrial Development Agency
School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/22	4,315	5,430
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.750%	8/15/30	3,500	4,434
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.750%	8/15/35	3,000	3,742
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/40	3,700	4,386
Nassau County NY GO	5.000%	10/1/20	9,025	11,182
Nassau County NY Interim Finance Authority Sales
Tax Revenue VRDO	0.150%	12/7/12	3,500	3,500
Nassau County NY Interim Finance Authority Sales
Tax Revenue VRDO	0.170%	12/7/12	6,700	6,700

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,309
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,687
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,627
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,270
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,119
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/27	4,000	4,622
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/37	8,190	9,049
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/42	3,000	3,315
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,397
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	9,000	6,917
Nassau County NY Tobacco Settlement Corp.
Revenue	5.125%	6/1/46	8,105	6,093
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.230%	12/7/12 LOC	4,120	4,120
New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,042
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	326
New York City NY GO	5.750%	8/1/13	840	844
New York City NY GO	5.000%	8/1/14	2,330	2,508
New York City NY GO	5.000%	8/1/14	2,800	3,014
New York City NY GO	5.000%	8/1/14	2,500	2,691
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,481
New York City NY GO	5.000%	8/1/16	16,925	19,547
New York City NY GO	5.000%	2/1/17	8,835	10,348
New York City NY GO	5.000%	3/1/17	10,000	11,743
New York City NY GO	5.000%	8/1/17	1,500	1,785
New York City NY GO	5.000%	9/1/17	3,955	4,439
New York City NY GO	5.000%	8/1/18	1,500	1,831
New York City NY GO	5.000%	8/1/19	5,000	6,226
New York City NY GO	5.000%	8/1/20	7,500	9,394
New York City NY GO	5.000%	8/1/20	8,380	10,646
New York City NY GO	5.000%	8/1/20	750	953
New York City NY GO	5.500%	8/1/20	2,185	2,261
New York City NY GO	5.000%	8/1/21	1,000	1,129

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/21	2,000	2,462
New York City NY GO	5.000%	8/1/21	10,000	12,771
New York City NY GO	5.250%	9/1/21	8,100	10,027
New York City NY GO	5.000%	8/1/22	4,250	5,202
New York City NY GO	5.000%	8/1/22	10,000	11,447
New York City NY GO	5.000%	8/1/22	4,000	4,982
New York City NY GO	5.250%	8/15/22	10,000	12,300
New York City NY GO	5.250%	9/1/22	17,000	20,937
New York City NY GO	5.000%	10/1/22	2,985	3,546
New York City NY GO	5.000%	11/1/23	3,165	3,438
New York City NY GO	5.000%	4/1/24	15,000	18,953
New York City NY GO	5.250%	8/15/24	15,000	18,301
New York City NY GO	5.000%	1/1/25	10,000	11,550
New York City NY GO	5.000%	8/1/25	5,500	6,094
New York City NY GO	5.000%	8/1/25	1,630	2,050
New York City NY GO	5.000%	10/1/25	10,000	11,793
New York City NY GO	5.000%	1/1/26	1,360	1,564
New York City NY GO	5.000%	8/1/26	1,575	1,968
New York City NY GO	5.000%	8/15/26	14,500	17,354
New York City NY GO	5.250%	8/15/26	5,100	6,173
New York City NY GO	5.000%	10/1/26	1,515	1,898
New York City NY GO	5.000%	8/1/27	1,295	1,615
New York City NY GO	5.000%	5/15/28	4,500	5,426
New York City NY GO	5.000%	8/1/28	7,000	8,455
New York City NY GO	5.000%	8/1/28	1,915	2,353
New York City NY GO	6.250%	10/15/28	1,035	1,316
New York City NY GO	5.625%	4/1/29	3,000	3,704
New York City NY GO	5.000%	8/1/29	2,500	3,065
New York City NY GO	5.000%	8/1/30	2,185	2,669
New York City NY GO	5.450%	4/1/31	8,500	10,400
New York City NY GO	5.000%	8/1/31	3,000	3,649
New York City NY GO	5.000%	8/1/32	2,985	3,610
New York City NY GO	5.000%	10/1/33	6,500	7,877
New York City NY GO	5.000%	10/1/34	2,000	2,416
New York City NY GO	5.000%	8/1/35	3,500	4,178
New York City NY GO	5.375%	4/1/36	4,000	4,850
New York City NY GO	5.000%	5/15/36	4,250	5,067
New York City NY GO	5.000%	10/1/36	3,000	3,568
New York City NY GO VRDO	0.170%	12/3/12	1,000	1,000
New York City NY GO VRDO	0.180%	12/3/12 LOC	3,745	3,745
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,733
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,895
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,777
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,412
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,799
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,718
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,785

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,903
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,880
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,988
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.170%	12/7/12	56,400	56,400
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.170%	12/7/12 LOC	28,500	28,500
New York City NY Industrial Development Agency
Civic Facility Revenue (Civil Liberties Union)
VRDO	0.160%	12/3/12 LOC	8,005	8,005
New York City NY Industrial Development Agency
Civic Facility Revenue (MSMC Realty Corp.
Project) VRDO	0.150%	12/7/12 LOC	2,345	2,345
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.125%	1/1/29 (12)	1,750	2,093
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	5.000%	1/1/31 (2)	3,140	3,267
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.375%	1/1/39 (12)	4,000	4,792
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	4,336
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,735
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	14,300	15,083
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,968
New York City NY Industrial Development Agency
Special Facility Revenue (New York Stock
Exchange Project)	5.000%	5/1/29	2,020	2,316
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	65	70
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,646
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,038
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,951
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,937
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,453
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,827
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	7,099

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	8,822
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	18,252
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,229
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	935	994
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,477
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	28,614
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,483
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,735
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,867
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,943
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	22,809
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	7,052
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	12,465
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,658
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	18,465
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	7,311
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	7,500	8,721
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	12/3/12	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.190%	12/7/12	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	12/3/12	7,775	7,775
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	12/3/12	2,150	2,150
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,610
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,991
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,575

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,746
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,758
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,706
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	6,051
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,977
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	7,066
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	588
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,900
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	577
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,768
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	8,106
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,978
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,476
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,875
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,254
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,888
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,500	4,538
* New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	1,205	1,243
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,330	3,877
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,464
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	670	776
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	6,312
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,589
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	9,416

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,813
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	8,805	11,279
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,258
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,461
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,467
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,496
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	6,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,867
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,916
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,418
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,302
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	805	828
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,926
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	12,046
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,746
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,387
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	12,000	14,200
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.160%	12/3/12	3,475	3,475
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.200%	12/3/12	24,720	24,720
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.170%	12/3/12 LOC	2,400	2,400
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.200%	12/3/12 LOC	9,700	9,700
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	1,250	1,432

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,753
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,357
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,791
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,775
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,500	15,092
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,238
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,312
New York GO	5.000%	2/15/39	9,500	11,470
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,910
New York Liberty Development Corp. Revenue	5.000%	12/15/41	16,750	19,602
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	16,610
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	8,021
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	8,020
New York Liberty Development Corp. Revenue	5.000%	11/15/44	19,660	22,678
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,886
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,565
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	11,771
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	20,798
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	60,005	74,683
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,510	1,955
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	9,666
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	7,490	9,335
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,674
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,216
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	6,432
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,163
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	12,245
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,901
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	3,500	4,246
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,196

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	6,463
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,191
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,367
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,784
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	7,000	8,046
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,000	3,547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,738
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	8,800	10,086
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,175
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,613
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,307
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	9,000	10,506
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	2,000	2,286
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	6,077
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,855
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,849
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	10,000	12,241
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,993
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	3,000	3,572
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,813
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,692
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,845
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,682
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	43,805
New York State Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	11,027
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	13,965	14,994
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,605

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,743
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,800
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	3,011
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,192
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,510	5,198
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	4,036
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,489
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,675
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,214
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,837
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,205
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,183
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,808
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	566
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,656
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/23	1,630	1,973
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	2,290	2,758
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,951
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,440
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,176
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	780
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,317
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	18,779
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,566
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13 (ETM)	3,475	3,572
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/13 (Prere.)	5,100	5,245

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,264
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,501
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,827
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	19,290
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,864
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,703
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.150%	12/7/12	4,035	4,035
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/13	100	101
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/14	160	165
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	267
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	385
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	342
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	377
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	294
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	474
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	358
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	626
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	396
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	663
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	294
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	253
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,592
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,662
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,709
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,522
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,883
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	10,131

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	14,513
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,189
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/41	3,000	3,539
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.500%	2/15/17	10,000	11,912
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	7,208
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	598
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	830
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	724
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,110
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	540
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,145
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,261
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,726
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,000	1,098
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,126
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,151
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,350
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,218
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,206
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,370
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,380
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,922
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,194

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,201
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,952
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	8,137
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,991
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,862
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,595
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,978
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	15,342
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.190%	12/7/12	3,500	3,500
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	3,060
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,411
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,220
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,454
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,807
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,704
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,165
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,945
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,958
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,701
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	1,000	1,149
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,173

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	6,310	7,299
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,838
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	14,036
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,724
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,914
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,575
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	11,000	14,201
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,226
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	6,119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,700
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,613
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,638
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	11,436
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	12,590
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	9,051
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	8,383
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	22,062
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,722
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	856
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	680
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,279
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,087
2 New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	953
2 New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,259

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,000	1,249
2 New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	896
2 New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,482
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,286
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,500	3,063
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,317
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,771
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,820
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	4,415	5,470
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	5,319
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	8,127
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,675
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,689
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,222
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,409
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	10,303
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,053
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	1,605	1,641
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,544
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	10,089
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	6,257
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,477
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	4,075
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,512
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,661
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,418
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.160%	12/3/12 LOC	2,900	2,900

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.160%	12/3/12 LOC	3,785	3,785
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	5,330	5,397
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,026
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,728
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,585
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,863
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,641
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) ARS	0.573%	4/1/34 (14)	8,000	7,674
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,557
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,557
New York State Energy Research & Development
Authority Pollution Control Revenue (Rochester
Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,539
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,821
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	8/15/14	5,780	6,250
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	8/15/15	1,400	1,536
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,878
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,522
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	5,020
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	5,775	7,375
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,460
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.750%	6/15/32	12,240	14,008

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	6,000	6,394
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	5,000	5,328
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,810
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	4,500	5,399
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,270
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,311
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,286
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,532
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,734
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	4,199
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,010
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,419
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,617
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,445
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.140%	12/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	17,699
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,353
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	3,800	4,805
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.220%	12/7/12	795	795
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	12/7/12	700	700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.190%	12/7/12	8,400	8,400
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,840	2,081
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,190
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,880
New York State Thruway Authority Revenue	5.000%	1/1/26	10,545	12,974
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,314

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,888
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,855
New York State Thruway Authority Revenue	5.000%	1/1/31	3,000	3,620
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	15,314
New York State Thruway Authority Revenue	5.000%	1/1/42	10,000	11,745
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,773
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,770
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,617
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,482
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	12,606
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	12,473
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,424
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,552
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,416
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,407
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,399
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	7,357
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,259
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,939
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,886
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	3,109
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,853
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,584
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,315
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge
Trust Fund)	5.000%	4/1/17	1,500	1,770
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	13,646
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,330
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,473
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,544

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,686
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	5,000	6,220
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,869
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	10,395
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	8,021
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	9,353
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,670
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,945
NiagaraFalls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,950	2,041
NiagaraFalls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,747
NiagaraFalls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	12,657
NiagaraNY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	368
NiagaraNY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	1,000	1,141
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,139
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,950
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,560
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,711
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,711
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,631
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,541
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	6,480	7,453
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	5,000	5,814
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.170%	12/7/12	2,800	2,800
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,107
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,773
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,352
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	10/1/16	3,510	3,999

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	11,685
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of Technology
Project)	5.250%	3/1/19	500	533
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of Technology
Project)	5.250%	3/1/20	1,000	1,064
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of Technology
Project)	5.000%	3/1/26	2,000	2,080
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,734
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.000%	6/1/34	8,965	7,621
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.125%	6/1/42	11,660	9,793
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	3,000	3,201
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	3,200	3,543
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/16	3,000	3,432
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	3,500	4,121
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/18	2,200	2,653
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,898
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,506
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,489
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	6,184
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	3,074
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	3,083
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,877
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	15,735
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	30,099
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.160%	12/3/12 LOC	900	900
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.160%	12/3/12 LOC	6,000	6,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.160%	12/3/12 LOC	1,800	1,800
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,733
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,145

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	4,066
Westchester County NY GO	4.000%	6/1/14	9,375	9,900
Westchester County NY GO	5.000%	7/1/14	8,930	9,598
Westchester County NY GO	4.000%	6/1/15	9,760	10,645
Westchester County NY GO	5.000%	7/1/15	9,380	10,499
Westchester County NY GO	5.000%	7/1/16	9,850	11,442
Westchester County NY GO	5.000%	7/1/17	10,340	12,405
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,977
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,417
Yonkers NY GO	5.000%	10/1/20	1,000	1,188
				3,459,449
Puerto Rico (0.8%)
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,148
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,016
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,268
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,671
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,421
				26,524
Virgin Islands (0.2%)
VirginIslands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,132
VirginIslands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,219
VirginIslands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,550
				8,901
Total Tax-Exempt Municipal Bonds (Cost $3,145,236)				3,494,874
Other Assets and Liabilities (0.1%)
Other Assets				56,210
Liabilities				(53,523)
				2,687
Net Assets (100%)				3,497,561

New York Long-Term Tax-Exempt Fund

At November 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	3,198,436
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(50,503)
Unrealized Appreciation (Depreciation)
Investment Securities	349,638
Futures Contracts	(10)
Net Assets	3,497,561

Investor Shares—Net Assets
Applicable to 43,861,529 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	527,794
Net Asset Value Per Share—Investor Shares	$12.03

Admiral Shares—Net Assets
Applicable to 246,797,901 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,969,767
Net Asset Value Per Share—Admiral Shares	$12.03

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $17,995,000, representing 0.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2012.
* Securities with a value of $316,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2012
($000)
Investment Income
Income
Interest	120,397
Total Income	120,397
Expenses
The Vanguard Group—Note B
Investment Advisory Services	176
Management and Administrative—Investor Shares	846
Management and Administrative—Admiral Shares	2,578
Marketing and Distribution—Investor Shares	143
Marketing and Distribution—Admiral Shares	516
Custodian Fees	40
Auditing Fees	29
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	3
Total Expenses	4,348
Net Investment Income	116,049
Realized Net Gain (Loss)
Investment Securities Sold	9,606
Futures Contracts	21
Realized Net Gain (Loss)	9,627
Change in Unrealized Appreciation (Depreciation)
Investment Securities	212,288
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	212,278
Net Increase (Decrease) in Net Assets Resulting from Operations	337,954

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,049	113,658
Realized Net Gain (Loss)	9,627	(7,731)
Change in Unrealized Appreciation (Depreciation)	212,278	57,634
Net Increase (Decrease) in Net Assets Resulting from Operations	337,954	163,561
Distributions
Net Investment Income
Investor Shares	(18,082)	(19,346)
Admiral Shares	(97,967)	(94,312)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(116,049)	(113,658)
Capital Share Transactions
Investor Shares	(5,503)	(105,511)
Admiral Shares	255,682	36,902
Net Increase (Decrease) from Capital Share Transactions	250,179	(68,609)
Total Increase (Decrease)	472,084	(18,706)
Net Assets
Beginning of Period	3,025,477	3,044,183
End of Period	3,497,561	3,025,477

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.24	$11.04	$11.01	$10.13	$11.09
Investment Operations
Net Investment Income	.405	.420	.429	.442	.463
Net Realized and Unrealized Gain (Loss)
on Investments	.790	.200	.032	.880	(.960)
Total from Investment Operations	1.195	.620	.461	1.322	(.497)
Distributions
Dividends from Net Investment Income	(.405)	(.420)	(.429)	(.442)	(.463)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.405)	(.420)	(.429)	(.442)	(.463)
Net Asset Value, End of Period	$12.03	$11.24	$11.04	$11.01	$10.13

Total Return[1]	10.80%	5.77%	4.20%	13.26%	-4.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$528	$498	$596	$732	$639
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.48%	3.82%	3.84%	4.13%	4.28%
Portfolio Turnover Rate	16%	22%	29%	29%	38%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.24	$11.04	$11.01	$10.13	$11.09
Investment Operations
Net Investment Income	.414	.428	.438	.451	.470
Net Realized and Unrealized Gain (Loss)
on Investments	.790	.200	.032	.880	(.960)
Total from Investment Operations	1.204	.628	.470	1.331	(.490)
Distributions
Dividends from Net Investment Income	(.414)	(.428)	(.438)	(.451)	(.470)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.414)	(.428)	(.438)	(.451)	(.470)
Net Asset Value, End of Period	$12.03	$11.24	$11.04	$11.01	$10.13

Total Return[1]	10.89%	5.85%	4.28%	13.35%	-4.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,970	$2,527	$2,448	$2,253	$1,963
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.56%	3.90%	3.92%	4.21%	4.35%
Portfolio Turnover Rate	16%	22%	29%	29%	38%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2012, the fund had contributed capital of $477,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,487,200	7,674
Futures Contracts—Liabilities[1]	(10)	—	—
Total	(10)	3,487,200	7,674
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	(205)	(27,396)	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New York Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used capital loss carryforwards of $7,838,000 to offset taxable capital gains realized during the year ended November 30, 2012. At November 30, 2012, the fund had available capital losses totaling $49,920,000 to offset future net capital gains of $10,919,000 through November 30, 2015, $31,547,000 through November 30, 2017, and $7,454,000 through November 30, 2019.

At November 30, 2012, the cost of investment securities for tax purposes was $3,145,829,000. Net unrealized appreciation of investment securities for tax purposes was $349,045,000, consisting of unrealized gains of $349,474,000 on securities that had risen in value since their purchase and $429,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2012, the fund purchased $691,382,000 of investment securities and sold $493,131,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	126,793	10,892	105,672	9,619
Issued in Lieu of Cash Distributions	14,205	1,216	15,556	1,416
Redeemed	(146,501)	(12,578)	(226,739)	(20,727)
Net Increase (Decrease)—Investor Shares	(5,503)	(470)	(105,511)	(9,692)
Admiral Shares
Issued	483,018	41,444	440,745	40,206
Issued in Lieu of Cash Distributions	71,043	6,077	67,592	6,149
Redeemed	(298,379)	(25,563)	(471,435)	(43,280)
Net Increase (Decrease)—Admiral Shares	255,682	21,958	36,902	3,075

H. In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting separate portfolios of Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 14, 2013

Special 2012 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2012, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2012	11/30/2012	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.16	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,049.34	$1.03
Admiral Shares	1,000.00	1,049.75	0.62
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.27	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
Independent Trustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2012: $52,000 Fiscal Year Ended November 30, 2011: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2012: $4,809,780
Fiscal Year Ended November 30, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2012: $1,812,565
Fiscal Year Ended November 30, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2012: $490,518
Fiscal Year Ended November 30, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2012: $16,000
Fiscal Year Ended November 30, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2012: $506,518
Fiscal Year Ended November 30, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.